Schedule of investments
Delaware International Value Equity Fund	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.30%Δ
Denmark − 5.71%
Novo Nordisk Class B	273,660	$19,445,969
		19,445,969
France − 23.92%
Air Liquide	127,830	19,232,891
Danone	291,160	19,834,347
Orange	845,770	9,743,388
Publicis Groupe	346,540	20,295,440
Sodexo *, †	129,220	12,351,221
		81,457,287
Germany − 12.29%
adidas AG †	36,030	12,559,060
Fresenius Medical Care AG & Co.	251,360	17,396,050
SAP	96,640	11,900,297
		41,855,407
Japan − 16.11%
Asahi Group Holdings	223,100	9,652,772
Kao	69,600	4,664,594
KDDI	440,000	13,580,374
Kirin Holdings	186,100	3,646,230
Lawson *	126,900	5,922,674
Secom	51,700	4,474,733
Seven & i Holdings *	340,800	12,906,887
		54,848,264
Netherlands − 3.88%
Koninklijke Ahold Delhaize	501,170	13,206,357
		13,206,357
Sweden − 9.37%
Essity Class B	271,390	8,157,224
H & M Hennes & Mauritz Class B †	376,910	8,882,754
Securitas Class B	968,470	14,847,220
		31,887,198
Switzerland − 15.85%
Nestle	169,940	17,747,815
Roche Holding †	61,410	20,114,450
Swatch Group	54,050	16,114,286
		53,976,551
United Kingdom − 11.17%
Diageo	486,810	19,075,041
NQ-034 [2/21] 4/21 (1595581)    1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S †	4,421,480	$14,956,495
Next *, †	37,960	3,998,172
		38,029,708
Total Common Stock (cost $316,159,191)		334,706,741

Exchange-Traded Funds – 1.10%
iShares MSCI EAFE ETF *	930	68,829
iShares Trust iShares ESG Aware MSCI EAFE ETF *	48,600	3,597,372
Vanguard FTSE Developed Markets ETF	1,410	67,694
Total Exchange-Traded Funds (cost $3,799,868)		3,733,895

Short-Term Investments – 0.09%
Money Market Mutual Funds – 0.09%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	78,793	78,793
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	78,793	78,793
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	78,793	78,793
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	78,793	78,793
Total Short-Term Investments (cost $315,172)		315,172
Total Value of Securities Before Securities Lending Collateral−99.49% (cost $320,274,231)		338,755,808
	Principal amount°
Securities Lending Collateral – 5.48%
Certificates of Deposit − 0.50%
Canadian Imperial Bank of Commerce (Toronto) 0.07% 03/01/2021	839,000	839,000
Royal Bank of Canada (Toronto) 0.05% 03/01/2021	839,000	839,000
		1,678,000
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(Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements − 4.98%
Bank of Montreal 0.01%, dated 02/26/21, to be repurchased on 03/1/21, repurchase price $3,984,844 (collateralized by US government obligations 0.00%−2.375% 3/25/21−1/15/26; market value $4,064,539)	3,984,841	$3,984,841
Bank of Nova Scotia 0.01%, dated 02/26/21, to be repurchased on 03/1/21, repurchase price $3,984,844 (collateralized by US government obligations 0.00%−8.00% 3/4/21−11/15/25; market value $4,064,546)	3,984,841	3,984,841
BofA Securities 0.01%, dated 02/26/21, to be repurchased on 03/1/21, repurchase price $1,025,157 (collateralized by US government obligations 0.25% 6/15/23; market value $1,045,660)	1,025,156	1,025,156
Credit Agricole 0.01%, dated 02/26/21, to be repurchased on 03/1/21, repurchase price $3,984,844 (collateralized by US government obligations 0.125% 4/15/21; market value $4,064,543)	3,984,841	3,984,841
JP Morgan Securities 0.01%, dated 02/26/21, to be repurchased on 03/1/21, repurchase price $3,984,844 (collateralized by US government obligations 0.00%−1.875% 7/6/21−9/30/25; market value $4,064,538)	3,984,841	3,984,841
		16,964,520
Total Securities Lending Collateral (cost $18,642,520)		18,642,520
Total Value of Securities−104.97% (cost $338,916,751)		357,398,328■

Obligation to Return Securities Lending Collateral — (5.48%)	(18,642,277)

Receivables and Other Assets Net of Liabilities — 0.51%	1,724,050
Net Assets Applicable to 22,540,280 Shares Outstanding — 100.00%	$340,480,101
Δ	Securities have been classified by country of origin.
*	Fully or partially on loan.
†	Non-income producing security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ-034 [2/21] 4/21 (1595581)    3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)
■	Includes $20,537,089 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $3,107,064.
Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
USD – US Dollar
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